Future Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments, current	$ 248,498
Future minimum operating lease payments, in two years	236,630
Future minimum operating lease payments, in three years	210,089
Future minimum operating lease payments, in four years	181,967
Future minimum operating lease payments, in five years	161,279
Future minimum operating lease payments, thereafter	661,398
Future minimum operating lease payments, total	1,699,861
Future minimum capital leases payments, current	35,156
Future minimum capital leases payments, in two years	33,640
Future minimum capital leases payments, in three years	34,050
Future minimum capital leases payments, in four years	33,394
Future minimum capital leases payments, in five years	32,441
Future minimum capital leases payments, thereafter	155,164
Future minimum capital leases payments, total	323,845
Amounts representing interest payments	(96,113)
Present value of future minimum payments	227,732
Current portion of capital lease obligations	(18,780)	$ (16,494)
Capital lease obligations, less current portion	$ 208,952	$ 201,978